Form N-CSR Cover	6 Months Ended
Feb. 28, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Core Plus Bond Fund
Entity Central Index Key	0002064871
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026